Loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loss Per Share
Loss attributable to shareholders of the parent company	$ (364,578)	$ (164,993)	$ (171,491)
Weighted average outstanding shares ordinary shares basic	4,676,941	1,602,126	1,315,578
Deferred M&A shares that will be issued based on the passage of time only	$ 36
Total weighted average of ordinary outstanding shares for basic and diluted EPS	4,676,977	1,602,126	1,315,578
Basic and diluted earning loss per share	$ (0.0780)	$ (0.1030)	$ (0.1304)
Antidilutive instruments not considered in the weighted number of shares	184,362	334,436	405,394